Financial assets (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Financial assets
Purchase of financial assets	€ 42,050		€ 97,831		€ 80,018
Proceeds from maturity of financial instruments	71,996		85,312		€ 120,681
Financial assets	18,000		51,369
USD term deposits
Financial assets
Proceeds from maturity of financial instruments	61,200	$ 68.7	59,800
Proceeds From Sales Or Maturity Of Financial Assets Classified As Investing Activities | $				$ 64.4
Debt instruments held	19,000		71,600			$ 21.3	$ 77.4
US Treasury bills
Financial assets
Proceeds from maturity of financial instruments	10,800		25,500
Government debt instruments held	23,000		26,300
Current financial assets - Not generating exchange gain or loss
Financial assets
Financial assets			5,800
Current financial assets - Generating exchange gain or loss
Financial assets
Financial assets	€ 0		45,600				$ 47.4
Term deposits
Financial assets
Financial assets			€ 51,400